Share-based Payments - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions					12 Months Ended
	Jul. 31, 2020	Feb. 28, 2020	Jul. 31, 2019	Feb. 28, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense					$ 5.3	$ 6.1	$ 7.1
Fair value of non-vested stock awards	$ 93.99	$ 93.99	$ 96.46	$ 96.46
Estimated compensation cost for next year					$ 1.9	$ 4.0
Weighted average remaining contractual life					1 year 7 months 6 days	2 years 1 month 6 days
Expected term					10 years
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					3 years
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					5 years
2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Estimated compensation cost for next year					$ 1.4